Label	Element	Value
PACE® Alternative Strategies Investments
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

February 18, 2020

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2019, as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (the "funds") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE Alternative Strategies Investments ("PACE Alternative Strategies"), a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has appointed DLD Asset Management, LP ("DLD") and Magnetar Asset Management LLC ("Magnetar") to serve as new subadvisors to the fund. DLD and Magnetar assumed investment advisory responsibility with respect to separate portions of PACE Alternative Strategies' portfolio effective on February 14, 2020.

Second, this supplement updates certain information regarding the benchmark index for PACE High Yield Investments.

Third, this supplement updates certain information contained in the Prospectus regarding disclosure of portfolio holdings for the funds.

I. PACE Alternative Strategies Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Alternative Strategies Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 68 of the Multi-Class Prospectus and page 70 of the Class P Prospectus is revised by inserting the following as the last two bullet points under the fourth paragraph of that section:

•  A "relative value strategy" that seeks to generate risk-adjusted returns that are uncorrelated to the equity or credit markets by isolating opportunities in the convertible bond, high yield and listed options markets.

•  A "merger arbitrage strategy" that seeks to achieve absolute returns utilizing a rule-based approach to investing.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 72 of the Multi-Class Prospectus and page 74 of the Class P Prospectus is revised by inserting the following as the second and third to last sentences of the first paragraph of that section:

DLD Asset Management, LP ("DLD") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Magnetar Asset Management LLC ("Magnetar") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.